Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Arden Investment Series Trust
Prospectus Date	rr_ProspectusDate	Oct. 24, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2014